As filed with the Securities and Exchange Commission on April 2, 2007

                                                 Securities Act File No. 2-10685
                                         Investment Company Act File No. 811-214

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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 //

                         Pre-Effective Amendment No. / /

                       Post-Effective Amendment No. 1 /X/

                           SENTINEL GROUP FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                               National Life Drive
                            Montpelier, Vermont 05604
               (Address of Principal Executive Offices) (Zip Code)
                                 (802) 229-3900
              (Registrant's Telephone Number, including Area Code)
                                   -----------

        Kerry A. Jung, Esq.                             Copy to:
c/o Sentinel Asset Management, Inc.              John A. MacKinnon, Esq.
      One National Life Drive                       Sidley Austin LLP
     Montpelier, Vermont 05604                     787 Seventh Avenue

                            New York, New York 10019
                     (Name and Address of Agent for Service)

                                   -----------

It is proposed that this filing will become effective (check appropriate box)

/x/ immediately upon filing pursuant to paragraph (b)
/ / on _____ pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph (a)(1)
/ / on _____ pursuant to paragraph (a)(1)
/ / 75 days after filing pursuant to paragraph (a)(2)
/ / on (date) pursuant to paragraph (a)(2) of Rule 485.

                    If appropriate, check the following box:
    / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   -----------

  Title of Securities Being Registered: Common Stock, par value $.01 per share.

                                     Part C

Item 15. Indemnification

      See the Amended and Restated Articles of Amendment of the Registrant, incorporated by reference to Exhibit (1) to this Registration Statement.

      See the Amended and Restated Bylaws incorporated by reference to Exhibit
      (2) to this Registration Statement.

      The investment advisory agreements incorporated by reference to Exhibit
      (6) to this Registration Statement provide that in the absence of willful malfeasance, bad faith, gross negligence or reckless disregard of the obligations or duties thereunder on the part of the Advisor, the Advisor shall not be liable to the Registrant or to any shareholder of the Registrant for any act or omission in the course of, or connected with rendering services thereunder or for any losses that may be sustained in the purchase, holding or selling of any security.

      In addition, the Registrant maintains a directors and officers liability insurance policy with maximum coverage of $15 million under which the directors and officers of the Registrant are insureds.

      The Registrant also has agreed pursuant to indemnification agreements (each an "Indemnification Agreement") to indemnify, and advance expenses to, each "Disinterested Director" (as defined in each Indemnification Agreement), if he or she is or is threatened to be made a party to a Proceeding (as defined in each Indemnification Agreement). In accordance with the terms of each Indemnification Agreement, the Registrant shall indemnify any applicable Disinterested Directors for and against any and all judgments, penalties, fines and amounts paid in settlement, and all expenses actually and reasonably incurred by the applicable director or on his or her behalf in connection with a Proceeding, to the maximum extent permitted by Maryland law and to the extent not expressly prohibited by applicable federal securities law and regulations (including without limitation Section 17(h) of the Investment Company Act, and regulations or rules issued with respect thereto by the U.S. Securities Exchange Commission), in effect as of the date of the applicable Indemnification Agreement or at the time of the request for indemnification, whichever affords greater rights of indemnification to the indemnitee, including any additional indemnification permitted by Section 2-418(g) of the Maryland General Corporation Law. The Registrant also shall indemnify a Disinterested Director for and against all expenses actually and reasonably incurred by such Disinterested Director or on his or her behalf in connection with any Proceeding to which the indemnitee is or is threatened to be made a witness but not a party, within fifteen (15) days after receipt by the Registrant of each statement of expenses from the indemnitee. Under the Indemnification Agreement, the Registrant shall not be liable for indemnification in connection with: (i) any monetary settlement by or judgment against a Disinterested Director for insider trading or disgorgement of profits by such Disinterested Director pursuant to Section 16(b) of the Securities Exchange Act of 1934; or (ii) any liability to the Registrant or its shareholders with respect to a Proceeding (other than a Proceeding under Section 7(a) of the Indemnification Agreement), to which such Disinterested Director otherwise would be subject by reason of such Disinterested Director having engaged in certain Disabling Conduct (as defined in the Indemnification Agreement). Insofar as indemnification for liabilities arising under the Securities Act, may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and therefore is unenforceable. In the event that a claim for indemnification against such liabilities (other than for expenses paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, unless the matter has been settled by controlling precedent in the opinion of its counsel, will submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

      1. (a) Articles of Amendment and Restatement effective January 24, 2006
      (8)
      1. (b) Articles of Correction effective March 15, 2006 (7)
      1. (c) Articles Supplementary (increasing HY Bond Fund Class A shares and deleting Tax-Free Income Class B shares) effective March 15, 2006 (7)
      1. (d) Articles Supplementary (adding Growth Leaders Fund) effective March 15, 2006 (7)
      1. (e) Articles Supplementary (adding Capital Growth Fund) effective March 15, 2006 (7)
      1. (f) Certificate of Correction effective May 24, 2006 (9)
      1. (g) Articles Supplementary (adding Class C shares - Government Securities and Short Maturity Government Fund) (9)
      2. Amended and Restated By-Laws of the Registrant (8)
      3. Inapplicable
      4. Plan of Reorganization dated December 8, 2006 (10)
      5. (a) Form of Share Certificate (5)
      5. (b) New Form of Share Certificate (5)
      6. (a) Investment Advisory Agreement between Registrant, on behalf of the Capital Growth Fund, and Sentinel Asset Management, Inc. dated as of March 1, 1993, as amended December 19, 2005 (4)
      6. (b) Form of Amendment to Investment Advisory Agreement between Registrant, on behalf of the Capital Growth Fund, and Sentinel Asset Management, Inc. dated as of March 30, 2006 (6)
      6. (c) Investment Advisory Agreement between Registrant, on behalf of the Capital Opportunity Fund, and Sentinel Asset Management, Inc. dated as of January 13, 2000, as amended September 1, 2002, December 31, 2003 and December 19, 2005 (4)
      7. (a) Distribution Agreement between the Registrant and Sentinel Financial Services Company ("SFSC"), dated as of March 1, 1993 (1)
      7. (b) Form of Dealer Agreement (8)
      8. None.
      9. Custody agreement between Registrant, Sentinel Variable Products Trust; and State Street Bank and Trust Company, effective October 1, 2000 (3)
      10. (a) Class A Distribution Plan pursuant to Rule 12b-1 under the 1940 Act.(2)
      10. (b) Class B Distribution Plan pursuant to Rule 12b-1 under the 1940 Act.(2)
      10. (c) Class C Distribution Plan pursuant to Rule 12b-1 under the 1940 Act.(7)
      10. (d) Amended Plan pursuant to Rule 18f-3 under the 1940 Act. (16)
      11. Opinion and Consent of Counsel (10)
      12. Opinion and Consent of Counsel on Tax Matters
      13. (a) Fee Agreement between Registrant, on behalf of the Capital Growth Fund, and Sentinel Asset Management, Inc. dated March 17, 2006 (6)
      13. (b) Fund Services Agreement between Sentinel Group Funds, Inc. and Sentinel Administrative Services, Inc. dated March 1, 1993 (1)
      14. Consent of Independent Registered Public Accounting Firm (10)
      15. Inapplicable

      16. Power of Attorney (3)
      17. Form of Proxy Card (10)

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(1) Incorporated by reference to Post-Effective Amendment No. 89 to the
Registration Statement on form N1-A filed on March 30, 2000.
(2) Incorporated by reference to Post-Effective Amendment No. 98 to the Registration Statement on form N1-A filed on December 30, 2004.
(3) Incorporated by reference to Post-Effective Amendment No. 103 to the Registration Statement on form N1-A filed on September 29, 2005.
(4) Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement filed on form N1-A on December 19, 2005.
(5) Incorporated by reference to Post Effective Amendment No. 106 to the Registration Statement filed on form N1-A on December 23, 2005.
(6) Incorporated by reference to Post Effective Amendment No. 1 to the Registration Statement filed on form N-14 on January 23, 2006.
(7) Incorporated by reference to Post Effective Amendment No. 107 to the Registration Statement on form N1-A filed on March 17, 2006.
(8) Incorporated by reference to Post Effective Amendment no. 109 to the Registration Statement on form N1-A filed March 30, 2006.
(9) Incorporated by reference to Post Effective Amendment no. 110 to the Registration Statement on form N1-A filed June 1, 2006.
(10) Incorporated by reference to the Registration Statement on form N-14 filed December 13, 2006.

Item 17. Undertakings

      (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

      (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Montpelier and State of Vermont, as of the 2nd day of April, 2007.

                                             SENTINEL GROUP FUNDS, INC.
                                             (Registrant)

                                             By: /s/ Christian W. Thwaites
                                                 -------------------------------
                                             Christian W. Thwaites
                                             Director, President & CEO

      As required by the Securities Act, this Registration Statement has been signed by the following persons in the capacities on the date indicated.

Signature                      Title                               Date
---------                      -----                               ----

/s/ Christian W. Thwaites
-------------------------
Christian W. Thwaites          Director, President & CEO           April 2, 2007
                               (Principle Executive Officer)

/s/ Thomas P. Malone
-------------------------
Thomas P. Malone               Vice President and Treasurer        April 2, 2007
                               (Principal Financial Officer)

/s/ Thomas H. MacLeay
-------------------------
Thomas H. MacLeay              Chairman                            April 2, 2007


-------------------------
John D. Feerick*               Director                            April 2, 2007


-------------------------
Keniston P. Merrill*           Director                            April 2, 2007


-------------------------
Deborah G. Miller*             Director                            April 2, 2007


-------------------------
John Raisian*                  Director                            April 2, 2007


-------------------------
Nancy L. Rose*                 Director                            April 2, 2007


-------------------------
Richard H. Showalter, Jr.*     Director                            April 2, 2007


-------------------------
Susan M. Sterne*               Director                            April 2, 2007


-------------------------
Angela E. Vallot*              Director                            April 2, 2007

* Kerry A. Jung signs this document pursuant to the power of attorney filed with Post-Effective Amendment No. 103 to the Registration Statement on Form N-1A filed on September 29, 2005.

                                                  /s/ Kerry A. Jung
                                                  -----------------
                                                  Kerry A. Jung

                                  Exhibit Index

Exhibit Number    Exhibit
--------------    -------

      12.         Opinion and Consent of Counsel on Tax Matters

                                                                  March 30, 2007

Sentinel Group Funds, Inc.
One National Life Drive
Montpelier, VT 05604

Re: Reorganization of Sentinel Capital Growth Fund and Sentinel Capital Opportunity Fund

Ladies and Gentlemen:

You have requested our opinion as to certain Federal income tax consequences of the acquisition by Sentinel Capital Growth Fund (the "Acquiring Fund"), an open-end, registered management investment company organized as a series of Sentinel Group Funds, Inc., a Maryland corporation (the "Corporation"), of substantially all of the assets of, and the assumption by the Acquiring Fund of substantially all of the liabilities of Sentinel Capital Opportunity Fund (the "Target Fund"), an open-end registered management investment company organized as a series of the Corporation, and the simultaneous distribution of newly issued Class A and Class C shares of common stock, par value $0.01 per share, of the Acquiring Fund to Target Fund shareholders (the "Reorganization"). After the Reorganization, the Target Fund will cease to operate, will have no assets remaining, will have final Federal and state (if any) tax returns filed on its behalf and will have all of its shares cancelled under Maryland law.

This opinion letter is furnished pursuant to (i) the sections entitled "Description of the Reorganization" in the Joint Proxy Statement and Prospectus, dated December 13, 2006, contained in the Registration Statement on Form N-14 (File No. 333-139296) of Sentinel Group Funds, Inc., as amended and supplemented to date (the "N-14 Registration Statement"), and (ii) Section 5(e) of the Plan of Reorganization, dated as of December 8, 2006, by and between the Acquiring Fund and the Target Fund (the "Plan") as a condition of closing. All terms used herein, unless otherwise defined, are used as defined in the Plan.

In rendering our opinion, we have reviewed and relied upon (a) the Plan, (b) the N-14 Registration Statement and (c) certain representations concerning the Reorganization made by the Acquiring Fund and by the Target Fund in letters dated March 30, 2007 (together, the "Representations").

Based upon current law, including cases and administrative interpretations thereof and on the reviewed materials listed above, it is our opinion that:

1. The acquisition by the Acquiring Fund of substantially all of the assets of the Target Fund and the assumption by the Acquiring Fund of liabilities of the Target Fund , as described in the Plan, will constitute a reorganization within the meaning of section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code"), and the Acquiring Fund and the Target Fund will each be a "party to a reorganization" within the meaning of section 368(b) of the Code.

2. In accordance with section 361(a) of the Code, the Target Fund will not recognize any gain or loss either on the transfer of substantially all of its assets to the Acquiring Fund in exchange solely for Acquiring Fund common stock and the assumption by the Acquiring Fund of its liabilities or on the simultaneous distribution of the Acquiring Fund common stock to Target Fund shareholders.

3. Under section 1032 of the Code, the Acquiring Fund will not recognize gain or loss as a result of the Reorganization.

4. In accordance with section 354(a)(1) of the Code, shareholders of the Target Fund will recognize no gain or loss on the exchange of their shares of Target Fund common stock solely for Acquiring Fund common stock.

5. The basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the basis of such assets to the Target Fund immediately before the Reorganization under section 362(b) of the Code.

6. Under section 358 of the Code, the aggregate basis of the shares of Acquiring Fund common stock, including fractional shares, received by each shareholder of the Target Fund will be the same as the aggregate basis of the shares of Target Fund common stock exchanged pursuant to the Reorganization.

7. Under section 1223 of the Code, the holding period of the shares of Acquiring Fund common stock received in the Reorganization will include the holding period of the shares Target Fund common stock exchanged pursuant to the Reorganization, provided that such shares of Target Fund common stock were held as a capital asset on the date of the Reorganization.

8. Under section 1223 of the Code, the holding period of the assets acquired by the Acquiring Fund from the Target Fund will include the period during which such assets were held by the Target Fund.

9. Pursuant to section 381(a) of the Code and section 1.381(a)-1 of the Income Tax Regulations, the Acquiring Fund will succeed to and take into account the items of the Target Fund described in section 381(c) of the Code, subject to the provisions and limitations specified in sections 381, 382, 383 and 384 of the Code and the regulations thereunder. Under section 381(b) of the Code, the tax year of the Target Fund will end on the date of the Reorganization.

Our opinion represents our best legal judgment with respect to the proper Federal income tax treatment of the Reorganization, based on the facts contained in the Plan, the N 14 Registration Statement and the Representations. Our opinion assumes the accuracy of the facts as described in the Plan, the N-14 Registration Statement and the Representations and could be affected if any of the facts as so described are inaccurate.

We are furnishing this opinion letter to the addressee hereof, solely for the benefit of such addressee in connection with the Reorganization. This opinion letter is not to be used, circulated, quoted or otherwise referred to for any other purpose.


Very truly yours,